LONG-TERM DEBT, NET	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
LONG-TERM DEBT, NET
10.	LONG-TERM DEBT, NET
Long-term debt, net consisted of the following:

	December 31,
	2021	2020
Senior Notes
2021 5.000% Studio City Notes, due 2029 (net of unamortized deferred financing costs and original issue premiums of $4,798)	$1,095,202	$—
2020 6.000% SC Notes, due 2025 (net of unamortized deferred financing costs of $3,658 and $4,566, respectively)	496,342	495,434
2020 6.500% SC Notes, due 2028 (net of unamortized deferred financing costs of $4,186 and $4,738, respectively)	495,814	495,262
2019 7.250% Studio City Notes, due 2024 (net of unamortized deferred financing costs of $6,165)	—	593,835

Credit Facilities
2016 Studio City Credit Facilities (1)	128	129

	$2,087,486	$1,584,660

Note
(1)
As of December 31, 2021 and 2020, the unamortized deferred financing costs related to the 2016 SC Revolving Credit Facility of the 2016 Studio City Credit Facilities of $389 and $440 are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.

(a)	Senior Notes
2021 5.000% Studio City Notes
On January 14, 2021, Studio City Finance issued $750,000 in aggregate principal amount of 5.000% senior notes due January 15, 2029 at an issue price of 100% of the principal amount (the “First 2021 5.000% Studio City Notes”); and on May 20, 2021, Studio City Finance further issued $350,000 in aggregate principal amount of 5.000% senior notes due January 15, 2029 at an issue price of 101.50
% of the principal amount (the “Additional 2021 5.000% Studio City Notes” and together with the First 2021 5.000% Studio City Notes, the “2021 5.000% Studio City Notes”). The Additional 2021 5.000% Studio City Notes are consolidated and form a single series with the First 2021 5.000% Studio City Notes. The interest on the 2021 5.000% Studio City Notes is accrued at a rate of
5.000
% per annum, payable semi-annually in arrears on January 15 and July 15 of each year, and commenced on July 15, 2021. The 2021 5.000% Studio City Notes are general obligations of Studio City Finance, rank equally in right of payment to all existing and future senior indebtedness of Studio City Finance, rank senior in right of payment to any existing and future subordinated indebtedness of Studio City Finance and are effectively subordinated to all of Studio City Finance’s existing and future secured indebtedness to the extent of the value of the property and assets securing such indebtedness.
The net proceeds from the offering of the 2021 5.000% Studio City Notes were partially used to fund the Conditional Tender Offer and the Redemption of the 2019 7.250% Studio City Notes (as described below); and with the remaining balance to partially fund the capital expenditures of the remaining development project at Studio City and for general corporate purposes.
All of the existing subsidiaries of Studio City Finance and any other future restricted subsidiaries that provide guarantees of certain specified indebtedness (including the 2016 Studio City Credit Facilities as described below) (the “2021 5.000% Studio City Notes Guarantors”) jointly, severally and unconditionally guarantee the 2021 5.000% Studio City Notes on a senior basis (the “2021 5.000% Studio City Notes Guarantees”). The 2021 5.000% Studio City Notes Guarantees are general obligations of the 2021 5.000% Studio City Notes Guarantors, rank equally in right of payment to all existing and future senior indebtedness of the 2021 5.000% Studio City Notes Guarantors and rank senior in right of payment to any existing and future subordinated indebtedness of the 2021 5.000% Studio City Notes Guarantors. The 2021 5.000% Studio City Notes Guarantees are effectively subordinated to the 2021 5.000% Studio City Notes Guarantors’ obligations under all existing and any future secured indebtedness to the extent of the value of such property and assets securing such indebtedness.
At any time prior to January 15, 2024, Studio City Finance has the options i) to redeem all or a portion of the 2021 5.000% Studio City Notes at a “make-whole” redemption price; and ii) to redeem up to 35%
of the 2021 5.000% Studio City Notes with the net cash proceeds of certain equity offerings at a fixed redemption price. Thereafter, Studio City Finance has the option to redeem all or a portion of the 2021 5.000% Studio City Notes at any time at fixed redemption prices that decline ratably over time. Further, under certain circumstances and subject to certain exceptions as more fully described in the indenture governing the 2021 5.000% Studio City Notes, Studio City Finance also has the option to redeem in whole, but not in part the 2021 5.000% Studio City Notes at fixed redemption prices. In certain events that relate to a change of control or a termination of the gaming subconcession of Melco Resorts Macau and subject to certain exceptions as more fully described in the indenture governing the 2021 5.000% Studio City Notes, each holder of the 2021 5.000% Studio City Notes will have the right to require Studio City Finance to repurchase all or any part of such holder’s 2021 5.000% Studio City Notes at a fixed redemption price.
The indenture governing the 2021 5.000% Studio City Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Studio City Finance and its restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness; (ii) make specified restricted payments; (iii) issue or sell capital stock; (iv) sell assets; (v) create liens; (vi) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (vii) enter into transactions with shareholders or affiliates; and (viii) effect a consolidation or merger. The indenture governing the 2021 5.000% Studio City Notes also contains conditions and events of default customary for such financings.
There are provisions under the indenture governing the 2021 5.000% Studio City Notes that limit or prohibit certain payments of dividends and other distributions by Studio City Finance and its restricted subsidiaries to companies or persons who are not Studio City Finance or restricted subsidiaries of Studio City Finance, subject to certain exceptions and conditions. As of December 31, 2021, the net assets of Studio City Finance and its restricted subsidiaries of approximately $964,000 were restricted from being distributed under the terms of the 2021 5.000% Studio City Notes.
On July 26, 2021, the 2021 5.000% Studio City Notes which were originally listed on the Official List of the Singapore Exchange Securities Trading Limited, were also listed on the Chongwa (Macao) Financial Asset Exchange Co., Limited.
2020 Studio City Notes
On July 15, 2020, Studio City Finance issued $500,000 in aggregate principal amount of 6.000% senior notes due July 15, 2025 at an issue price of 100% of the principal amount (the “2020 6.000% SC Notes”) and $500,000 in aggregate principal amount of 6.500% senior notes due
January 15, 2028 at an issue price of 100% of the principal amount (the “2020 6.500% SC Notes” and together with 2020 6.000% SC Notes, the “2020 Studio City Notes”). The interest on the 2020 6.000% SC Notes and 2020 6.500% SC Notes is accrued at a rate of 6.000% and 6.500% per annum, respectively, payable semi-annually in arrears on January 15 and July 15 of each year, and commenced on January 15, 2021. The 2020
Studio City Notes are general obligations of Studio City Finance, rank equally in right of payment to all existing and future senior indebtedness of Studio City Finance, rank senior in right of payment to any existing and future subordinated indebtedness of Studio City Finance and are effectively subordinated to all of Studio City Finance’s existing and future secured indebtedness to the extent of the value of the property and assets securing such indebtedness.
The net proceeds from the offering of the 2020 Studio City Notes were partially used to redeem in full the previous senior secured notes of Studio City Company with accrued interest and redemption premium in August 2020 and with the remaining amount used for the capital expenditures of the remaining development project at Studio City.
All of the existing subsidiaries of Studio City Finance and any other future restricted subsidiaries that provide guarantees of certain specified indebtedness (including the 2016 Studio City Credit Facilities) (the “2020 Studio City Notes Guarantors”) jointly, severally and unconditionally guarantee the 2020 Studio City Notes on a senior basis (the “2020 Studio City Notes Guarantees”). The 2020 Studio City Notes Guarantees are general obligations of the 2020 Studio City Notes Guarantors, rank equally in right of payment to all existing and future senior indebtedness of the 2020 Studio City Notes Guarantors and rank senior in right of payment to any existing and future subordinated indebtedness of the 2020 Studio City Notes Guarantors. The 2020 Studio City Notes Guarantees are effectively subordinated to the 2020 Studio City Notes Guarantors’ obligations under all existing and any future secured indebtedness to the extent of the value of such property and assets securing such indebtedness.
At any time prior to July 15, 2022, Studio City Finance has the options i) to redeem all or a portion of the 2020 6.000% SC Notes at a “make-whole” redemption price; and ii) to redeem up to 35% of the 2020 6.000% SC Notes with the net cash proceeds of certain equity offerings at a fixed redemption price. Thereafter, Studio City Finance has the option to redeem all or a portion of the 2020 6.000% SC Notes at any time at fixed redemption prices that decline ratably over time. At any time prior to July 15, 2023, Studio City Finance has the options i) to redeem all or a portion of the 2020 6.500% SC Notes at a “make-whole” redemption price; and ii) to redeem up to 35% of the 2020 6.500% SC
Notes with the net cash proceeds of certain equity offerings at a fixed redemption price. Thereafter, Studio City Finance has the option to redeem all or a portion of the 2020 6.500% SC Notes at any time at fixed redemption prices that decline ratably over time. Further, under certain circumstances and subject to certain exceptions as more fully described in the indenture governing the 2020 Studio City Notes, Studio City Finance also has the option to redeem in whole, but not in part the 2020 Studio City Notes at fixed redemption prices. In certain events that relate to a change of control or a termination of the gaming subconcession of Melco Resorts Macau and subject to certain exceptions as more fully described in the indenture governing the 2020 Studio City Notes, each holder of the 2020 Studio City Notes will have the right to require Studio City Finance to repurchase all or any part of such holder’s 2020 Studio City Notes at a fixed redemption price.
The indenture governing the 2020 Studio City Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Studio City Finance and its restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness; (ii) make specified restricted payments; (iii) issue or sell capital stock; (iv) sell assets; (v) create liens; (vi) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (vii) enter into transactions with shareholders or affiliates; and (viii) effect a consolidation or merger. The indenture governing the 2020 Studio City Notes also contains conditions and events of default customary for such financings.
There are provisions under the indenture governing the 2020 Studio City Notes that limit or prohibit certain payments of dividends and other distributions by Studio City Finance and its restricted subsidiaries to companies or persons who are not Studio City Finance or restricted subsidiaries of Studio City Finance, subject to certain exceptions and conditions. As of December 31, 2021, the net assets of Studio City Finance and its restricted subsidiaries of approximately $964,000 were restricted from being distributed under the terms of the 2020 Studio City Notes.
2019 7.250% Studio City Notes
On February 11, 2019, Studio City Finance issued $600,000 in aggregate principal amount of 7.250% senior notes due February 11, 2024 at an issue price of 100% of the principal amount (the “2019 7.250% Studio City Notes”). The interest on the 2019 7.250% Studio City Notes was accrued at a rate of 7.250% per annum and was payable semi-annually in arrears. The net proceeds from the offering of the 2019 7.250% Studio City Notes were used to partially fund the conditional tender offer and the remaining outstanding balance with accrued interest of the previous senior notes of Studio City Finance in March 2019 and with the remaining amount used for general corporate purposes.
On January 4, 2021, Studio City Finance initiated a conditional tender offer (the “Conditional Tender Offer”) to purchase for cash any and all of the outstanding 2019 7.250% Studio City Notes with accrued interest. The Conditional Tender Offer was conditional upon, among other things, Studio City Finance raising sufficient funding from the completion of one or more financing transactions, together with cash on hand, to fund the purchase of validly tendered notes. The Conditional Tender Offer expired on January 11, 2021 with $347,056 aggregate principal amount of the 2019 7.250% Studio City Notes tendered.
Studio City Finance used a portion of the net proceeds from the offering of the First 2021 5.000% Studio City Notes to fund the Conditional Tender Offer, and, on February 17, 2021, redeem the 2019 7.250% Studio City Notes in aggregate principal amount of $252,944 which remained outstanding following the completion of the Conditional Tender Offer, together with accrued interest (the “Redemption”).
In connection with the full redemption of the 2019 7.250% Studio City Notes, the Company recorded a loss on extinguishment of debt of $28,817 during the year ended December 31, 2021.
(b)	Credit Facilities
2016 Studio City Credit Facilities
On November 30, 2016, Studio City Company (the “Studio City Borrower”) amended and restated the Studio City Borrower’s prior senior secured credit facilities agreement from HK$10,855,880,000 (equivalent to $1,395,357) to a HK$234,000,000 (equivalent to $30,077) senior secured credit facilities agreement (the “2016 Studio City Credit Facilities”), comprising a HK$1,000,000 (equivalent to $129) term loan facility (the “2016 SC Term Loan Facility”) and a HK$233,000,000 (equivalent to $29,948) revolving credit facility (the “2016 SC Revolving Credit Facility”). As of December 31, 2021, the outstanding principal amount of the 2016 SC Term Loan Facility and the 2016 SC Revolving Credit Facility were HK$1,000,000 (equivalent to $128) and nil, respectively, and the available borrowing capacity under the 2016 SC Revolving Credit Facility was HK$233,000,000 (equivalent to $29,878).
On March 15, 2021, Studio City Company amended the terms of the 2016 Studio City Credit Facilities, including the extension of the maturity date for the 2016 SC Term Loan Facility and the 2016 SC Revolving Credit Facility from November 30, 2021 to January 15, 2028 (the “Extended Maturity Date”). The 2016 SC Term Loan Facility shall be repaid at the Extended Maturity Date with no interim amortization payments. The 2016 SC Revolving Credit Facility is available up to the date that is one month prior to the 2016 SC Revolving Credit Facility’s Extended Maturity Date. Changes have also been made to the covenants in order to align them with those of certain other financings at Studio City Finance, including amending the threshold sizes and measurement dates of the covenants.
The 2016 SC Term Loan Facility is collateralized by cash of HK$1,012,500 (equivalent to $130). The Studio City Borrower is subject to mandatory prepayment requirements in respect of various amounts of the 2016 SC Revolving Credit Facility as specified in the 2016 Studio City Credit Facilities; in the event of the disposal of all or substantially all of the business and assets of the Studio City borrowing group which includes the Studio City Borrower and certain of its subsidiaries as defined under the 2016 Studio City Credit Facilities (the “2016 Studio City Borrowing Group”), the 2016 Studio City Credit Facilities are required to be repaid in full. In the event of a change of control, the Studio City Borrower may be required, at the election of any lender under the 2016 Studio City Credit Facilities, to repay such lender in full (other than the principal amount of the 2016 SC Term Loan Facility).
The indebtedness under the 2016 Studio City Credit Facilities is guaranteed by Studio City Investments Limited (“Studio City Investments”), the shareholder of Studio City Company, and its subsidiaries (other than the Studio City Borrower). Security for the 2016 Studio City Credit Facilities includes a first-priority mortgage over any rights under the land concession contract of Studio City and an assignment of certain leases or rights to use agreements; as well as other customary security. The 2016 Studio City Credit Facilities contain certain affirmative and negative covenants customary for such financings. Certain specified bank accounts of Melco Resorts Macau are pledged under 2016 Studio City Credit Facilities and related finance documents. The 2016 Studio City Credit Facilities are secured by substantially all of the material assets of Studio City Investments and its subsidiaries.
The 2016 Studio City Credit Facilities contain certain covenants that, subject to certain exceptions and conditions, limit the ability of Studio City Company, Studio City Investments and their respective restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness and issue certain preferred stock; (ii) make specified restricted payments and investments; (iii) prepay or redeem subordinated debt or equity; (iv) issue or sell capital stock; (v) transfer, lease or sell assets; (vi) create or incur certain liens;
(vii) impair the security interests in the collateral; (viii) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (ix) change the nature of the business of the relevant group; (x) enter into transactions with shareholders or affiliates; and (xi) effect a consolidation or merger. The 2016 Studio City Credit Facilities also contain conditions and events of default customary for such financings.
In addition, modification, expiry, or termination of the gaming subconcession of Melco Resorts Macau in circumstances that have a material adverse effect on the 2016 Studio City Borrowing Group (as a whole) will allow lenders to elect for the mandatory prepayment of all outstanding loan amounts.
There are provisions that limit certain payments of dividends and other distributions by the 2016 Studio City Borrowing Group to companies or persons who are not members of the 2016 Studio City Borrowing Group. As of December 31, 2021, the net assets of Studio City Investments and its restricted subsidiaries of approximately $900,000 were restricted from being distributed under the terms of the 2016 Studio City Credit Facilities.
Borrowings under the 2016 Studio City Credit Facilities bear interest at HIBOR plus a margin of 4% per annum. The Studio City Borrower may select an interest period for borrowings under the 2016 Studio City Credit Facilities ranging from one to six months or any other agreed period. The Studio City Borrower is obligated to pay a commitment fee on the undrawn amount of the 2016 SC Revolving Credit Facility and recognized loan commitment fees of $419, $421 and $416 during the years ended December 31, 2021, 2020 and 2019, respectively.

(c)	Borrowing Rates and Scheduled Maturities of Long-term Debt
During the years ended December 31, 2021, 2020 and 2019, the Company’s average borrowing rates were approximately 5.69%, 6.98% and 7.05% per annum, respectively.
Scheduled maturities of the long-term debt (excluding unamortized deferred financing costs and original issue premiums) as of December 31, 2021 are as follows:

Year ending December 31,
2022	$—
2023	—
2024	—
2025	500,000
2026	—
Over 2026	1,600,128

$2,100,128